Disposal of Subsidiaries - Summary of Net Cash Inflow on Disposal of Subsidiaries (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 TWD ($)
Disclosure Of Net Cash Inflow On Disposal Of Subsidiaries [Line Items]
Consideration received in cash and cash equivalents	$ 2,354,938
Less: Cash and cash equivalent balances disposed of	(261,238)
Net cash inflow on disposals of subsidiaries	$ 2,093,700